Fair Value Measurements - Carrying Value and Fair Value of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2027 Notes | Senior Notes
Fair Value Measurements
Unamortized debt issuance costs	$ 3,782	$ 4,622
Unamortized original issuance discount	721	881
2025 Notes | Senior Notes
Fair Value Measurements
Unamortized debt issuance costs	2,370	3,277
Unamortized original issuance discount	0	0
Carrying Value
Fair Value Measurements
Long-term debt	1,718,379	1,523,475	$ 1,249,850
Carrying Value | CIBC Substriction Facility | Line of Credit
Fair Value Measurements
Long-term debt			310,350
Carrying Value | BNP Funding Facility | Line of Credit
Fair Value Measurements
Long-term debt	345,000	400,000	463,500
Carrying Value | Truist Credit Facility | Line of Credit
Fair Value Measurements
Long-term debt	680,252	432,254	476,000
Carrying Value | 2027 Notes | Senior Notes
Fair Value Measurements
Long-term debt	420,497	419,498
Carrying Value | 2025 Notes | Senior Notes
Fair Value Measurements
Long-term debt	272,630	271,723
Fair Value
Fair Value Measurements
Long-term debt	1,692,654	1,502,249	1,249,850
Fair Value | CIBC Substriction Facility | Line of Credit
Fair Value Measurements
Long-term debt			310,350
Fair Value | BNP Funding Facility | Line of Credit
Fair Value Measurements
Long-term debt	345,000	400,000	463,500
Fair Value | Truist Credit Facility | Line of Credit
Fair Value Measurements
Long-term debt	680,252	432,254	$ 476,000
Fair Value | 2027 Notes | Senior Notes
Fair Value Measurements
Long-term debt	392,403	394,995
Fair Value | 2025 Notes | Senior Notes
Fair Value Measurements
Long-term debt	$ 275,000	$ 275,000